Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Related Party Transaction [Line Items]
Amounts of transaction	$ 323,584
Proceeds from issuance of demand notes, related party			$ 700,000
JAC Multi Investments LLC [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of demand notes, related party		$ 700,000
JAG [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of demand notes, related party		500,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of demand notes, related party		100,000
Andrea Goren [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of demand notes, related party		100,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable related parties		$ 76,948	$ 76,948		$ 122,219
Chief Executive Officer and Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Proceeds from the sale of common stock, net of fees and expenses, shares	1,534
Proceeds from issuance of demand notes, related party	$ 199,994